UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    KOKUSAI Asset Management Co., Ltd.
Address: 3-1-1, Marunouchi Chiyoda-ku
         Tokyo, Japan 100-0005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Keiichiro Goda
Title:   Senior Manager
Phone:   +81-3-5221-6268

Signature, Place and Date of Signing:

/s/Keiichiro Goda,   Tokyo,  August 10 2009

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         33

Form 13F Information Table Value Total: $207,252(thousands)


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed , other than the manager filing this report.


No.       13F File Number               Name
01        28-                             Mitsubishi UFJ Financial Group, Inc.
02        28-                             Mitsubishi UFJ Securities Co., Ltd.


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


                           FORM 13F INFORMATION TABLE
                                                             VALUE   	SHARES/ SH/  PUT/      INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP        (x$1000) 	PRN AMT PRN  CALL      DSCRETN   MANSGERS    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                  	COM           	001055102 	3000 	96500 	SH		DEFINED	01 02	96500 	0	0
AMERICAN ELEC PWR INC      	COM           	025537101 	4873 	168664	SH		DEFINED	01 02	168664	0	0
ANALOG DEVICES INC         	COM           	032654105 	3764 	151900	SH		DEFINED	01 02	151900	0	0
AT&T INC                   	COM           	00206R102  	8157 	328377	SH		DEFINED	01 02	328377	0	0
BAKER HUGHES INC           	COM           	057224107 	2915 	80000 	SH		DEFINED	01 02	80000 	0	0
COMCAST CORP               	CL A          	20030N101 	5699 	393300	SH		DEFINED	01 02	393300	0	0
LAUDER ESTEE COS INC       	CL A          	518439104 	4698 	143800	SH		DEFINED	01 02	143800	0	0
EXELON CORP                	COM           	30161N101 	7134 	139300	SH		DEFINED	01 02	139300	0	0
FORTUNE BRANDS INC         	COM           	349631101 	3884 	111800	SH		DEFINED	01 02	111800	0	0
GENERAL ELECTRIC CO        	COM           	369604103 	5555 	473951	SH		DEFINED	01 02	473951	0	0
HALLIBURTON CO             	COM           	406216101 	4063 	196300	SH		DEFINED	01 02	196300	0	0
HDFC BANK LTD              	ADR REPS 3 SHS	40415F101 	7425 	72000 	SH		DEFINED	01 02	72000 	0	0
ILLINOIS TOOL WKS INC      	COM           	452308109 	5228 	140020	SH		DEFINED	01 02	140020	0	0
INFOSYS TECHNOLOGIES LTD   	SPONSORED ADR 	456788108 	15337	417000	SH		DEFINED	01 02	417000	0	0
INTEL CORP                 	COM           	458140100 	9875 	596690	SH		DEFINED	01 02	596690	0	0
PENNEY J C INC             	COM           	708160106 	6687 	232900	SH		DEFINED	01 02	232900	0	0
JOHNSON CTLS INC           	COM           	478366107 	3540 	163000	SH		DEFINED	01 02	163000	0	0
JPMORGAN CHASE & CO        	COM           	46625H100 	6241 	182968	SH		DEFINED	01 02	182968	0	0
MARATHON OIL CORP          	COM           	565849106 	4956 	164500	SH		DEFINED	01 02	164500	0	0
MDU RES GROUP INC          	COM           	552690109 	3532 	186200	SH		DEFINED	01 02	186200	0	0
MERCK & CO INC             	COM           	589331107 	7728 	276392	SH		DEFINED	01 02	276392	0	0
MICROSOFT CORP             	COM           	594918104 	11903	500747	SH		DEFINED	01 02	500747	0	0
MORGAN STANLEY             	COM           	617446448 	6817 	239100	SH		DEFINED	01 02	239100	0	0
NISOURCE INC               	COM           	65473P105 	1928 	165374	SH		DEFINED	01 02	165374	0	0
PACCAR INC                 	COM           	693718108 	5046 	155200	SH		DEFINED	01 02	155200	0	0
PEPCO HOLDINGS INC         	COM           	713291102 	5203 	387130	SH		DEFINED	01 02	387130	0	0
PFIZER INC                 	COM           	717081103 	10017 	667800	SH		DEFINED	01 02	667800	0	0
PHILIP MORRIS INTEL INC    	COM           	718172109 	5882 	134853	SH		DEFINED	01 02	134853	0	0
PITNEY BOWES INC           	COM           	724479100 	6925 	315800	SH		DEFINED	01 02	315800	0	0
REPUBLIC SVCS INC          	COM           	760759100 	7499 	307200	SH		DEFINED	01 02	307200	0	0
SUNOCO INC                 	COM           	86764P109 	5116 	220500	SH		DEFINED	01 02	220500	0	0
SYSCO CORP                 	COM           	871829107 	7767 	345518	SH		DEFINED	01 02	345518	0	0
WELLS FARGO & CO           	COM           	949746101 	8858 	365120	SH		DEFINED	01 02	365120	0	0